Fair Value Measurements Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
6. Fair value measurements
The following tables present the Company’s investments, categorized by the level of the fair value hierarchy as of December 31, 2020 and 2019:

	December 31, 2020
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets
Private common equity securities	$—	$—	$1,000	$1,000
Private preferred equity securities	—	—	3,000	3,000
Total equities	—	—	4,000	4,000
Asset-backed securities	—	9,929	—	9,929
Bank debt	—	423	—	423
Corporate bonds	—	37,746	—	37,746
U.S. Treasury securities	—	53,213	—	53,213
Total debt securities	—	101,311	—	101,311
Derivative assets	—	—	1,153	1,153
	$—	$101,311	$5,153	106,464
Investments in funds valued at NAV				1,055,618
Total assets				$1,162,082
Liabilities
U.S. Treasury securities	$—	$11,990	$—	$11,990
Total securities sold, not yet purchased	—	11,990	—	11,990
Derivative liabilities	—	—	1,013	1,013
Total liabilities	$—	$11,990	$1,013	$13,003

	December 31, 2019
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets
Private common equity securities	$—	$—	$1,000	$1,000
Private preferred equity securities	—	—	3,000	3,000
Total equities	—	—	4,000	4,000
U.S. Treasury securities	—	101,186	—	101,186
Sovereign debt	—	23,885	—	23,885
Total debt securities	—	125,071	—	125,071
	$—	$125,071	$4,000	129,071
Investments in funds valued at NAV				860,630
Total assets				$989,701
Liabilities
Derivative liabilities	$—	$—	$31	$31
Total liabilities	$—	$—	$31	$31
The total change in unrealized gains (losses) on equity and debt securities held at the year ended December 31, 2020 were $nil and $10.5 million, respectively (2019 - $nil and $10.0 million, and 2018 - $nil and $(6.7) million, respectively).
Private common and preferred equity securities
Private common and preferred equity securities are those not registered for public sale and are carried at an estimated fair value at the end of the period. Valuation techniques used may include market approach, last transaction analysis, liquidation analysis and/or using discounted cash flow models where the significant inputs could include but are not limited to additional rounds of equity financing, financial metrics such as revenue multiples or price-earnings ratio, discount rates and other factors. In addition, third party valuation firms may be employed to conduct investment valuations of such private securities. As the significant inputs used to price these securities are unobservable, these are classified as Level 3.
Debt securities
Debt securities are priced using broker dealer quotes or a recognized third-party pricing vendor. The key inputs for corporate, government and sovereign bonds valuation are coupon frequency, coupon rate and underlying bond spread. The key inputs for asset-backed securities (“ABS”) are yield, probability of default, loss severity and prepayment.
As of December 31, 2020, the Company’s ABS holdings primarily consisted of private-label issued, non-investment grade securities, and none of these securities were guaranteed by a government sponsored entity. All of these classes of ABS are sensitive to changes in interest rates and any resulting change in the rate at which borrowers sell their properties, refinance, or otherwise pre-pay their loans. As an investor in these classes of ABS, the Company may be exposed to the credit risk of underlying borrowers not being able to make timely payments on loans or the likelihood of borrowers defaulting on their loans. In addition, the Company may be exposed to significant market and liquidity risks.
Investments in funds valued at NAV
The Company values its investments in limited partnerships, including its investment in related party investment fund, at fair value. The Company has elected the practical expedient for fair value for these investments which is estimated based on the Company’s share of the NAV of the limited partnerships, as provided by the independent fund administrator, as the Company believes it represents the most meaningful measurement basis for the investment assets and liabilities. The NAV represents the Company’s proportionate interest in the members’ equity of the limited partnerships. The resulting net gains or net losses are reflected in the consolidated statements of income (loss). These investments are included in investment in funds valued at NAV and excluded from the presentation of investments categorized by the level of the fair value hierarchy.
In order to assess the reasonableness of the NAVs, the Company performs a number of monitoring procedures on a monthly, quarterly and annual basis, to assess the quality of the information provided by the investment manager and fund administrator underlying the preparation of the NAV. These procedures include, but are not limited to, regular review and discussion of the fund’s performance with the investment manager.
Derivative Instruments
Embedded derivatives
The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of the embedded derivative reported in other expenses. The Company’s embedded derivatives relate to interest crediting features in certain reinsurance and deposit contracts that vary based on the returns on the Company’s investments managed by Third Point LLC. The Company determines the fair value of the embedded derivatives using models developed by the Company. As the significant inputs used to price embedded derivatives are unobservable, these are classified as Level 3.
Other derivatives
Other underwriting-related derivatives include reinsurance contracts that are accounted for as derivatives. These derivative contracts are initially valued at cost which approximates fair value. In subsequent measurement periods, the fair values of these derivatives are determined using internally developed discounted cash flow models. As the significant inputs used to price these derivatives are unobservable, the fair values of these contracts are classified as Level 3.
The following table presents the reconciliation of all investments measured at fair value using Level 3 inputs for the years ended December 31, 2020 and 2019:

	January 1, 2020	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses) (1)	December 31, 2020
Assets
Private common equity securities	$1,000	$—	$—	$—	$—	$1,000
Private preferred equity securities	3,000	—	—	—	—	3,000
Derivative assets	—	—	—	—	1,153	1,153
Total assets	$4,000	$—	$—	$—	$1,153	$5,153
Liabilities
Derivative liabilities	$(31)	$—	$—	$(1,004)	$22	$(1,013)
Total liabilities	$(31)	$—	$—	$(1,004)	$22	$(1,013)

	January 1, 2019	Transfers in to (out of) Level 3	Purchases	Sales	Realized and Unrealized Gains(Losses)(1)	December 31, 2019
Assets
Private common equity securities	$—	$—	$1,000	$—	$—	$1,000
Private preferred equity securities	—	—	3,000	—	—	3,000
Total assets	$—	$—	$4,000	$—	$—	$4,000
Liabilities
Derivative liabilities	$(22)	$—	$—	$—	$(9)	$(31)
Total liabilities	$(22)	$—	$—	$—	$(9)	$(31)
(1)Total change in realized and unrealized gains (losses) recorded on Level 3 financial instruments is included in net investment income in the consolidated statements of income (loss). Realized and unrealized gains (losses) related to underwriting-related derivative assets and liabilities are included in other expenses, net of foreign exchange (gains) losses, in the consolidated statements of income (loss).
Total change in unrealized gains (losses) on fair value of assets using significant unobservable inputs (Level 3) held at the year ended December 31, 2020 was $1.2 million (2019 - $nil and 2018 - $nil).
For the years ended December 31, 2020 and 2019, there were no changes in the valuation techniques as they relate to the above.